Preference Shares (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Preference Shares Issued and Outstanding
Characteristics of the first Preference Shares are as follows.

				Earliest
			Reset	Redemption		Right to
	Initial	Annual	Dividend	and/or	Redemption	Convert on
	Yield	Dividend	Yield	Conversion	Value	a one for
First Preference Shares (1) (2)	(%)	($)	(%)	Option Date	($)	one basis
Perpetual fixed rate
Series F	4.90	1.2250	—	December 1, 2011	25.00	—
Series J (3)	4.75	1.1875	—	December 1, 2017	26.00	—
Fixed rate reset (4) (5)
Series G	5.25	0.9708	2.13	September 1, 2013	25.00	—
Series H (6)	4.25	0.6250	1.45	June 1, 2015	25.00	Series I
Series K	4.00	1.0000	2.05	March 1, 2019	25.00	Series L
Series M	4.10	1.0250	2.48	December 1, 2019	25.00	Series N
Floating rate reset (5) (7)
Series I (3)	2.10	—	1.45	June 1, 2015	25.50	Series H
Series L	—	—	2.05	March 1, 2024	—	Series K
Series N	—	—	2.48	December 1, 2024	—	Series M

(1)
Holders are entitled to receive a fixed or floating cumulative quarterly cash dividend as and when declared by the Board of Directors of the Corporation, payable in equal quarterly installments on the first day of each quarter.

(2)
On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First Preference Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption, and in the case of the Cumulative Redeemable Five-Year Fixed Rate Reset First Preference Shares, on every fifth anniversary date, thereafter.

(3)
First Preference Shares, Series J are redeemable at $26.00 to December 1, 2018, decreasing $0.25 each year until December 1, 2021 and $25.00 per share thereafter. First Preference Shares, Series I are redeemable at $25.50 per share, up to and excluding June 1, 2020, and $25.00 per share on June 1, 2020, and on every fifth anniversary date, thereafter.

(4)
On the redemption and/or conversion option date, and each five-year anniversary thereafter, the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate, which is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield.

(5)
On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their Shares into an equal number of Cumulative Redeemable First Preference Shares of a specified series.

(6)	The annual fixed dividend per share for First Preference Shares, Series H was reset from $1.0625 to $0.6250 for the five-year period from and including June 1, 2015 to but excluding June 1, 2020.

(7)	The floating quarterly dividend rate will be reset every quarter based on the then current three‑month Government of Canada Treasury Bill rate plus the applicable reset dividend yield.

Authorized

(a)	an unlimited number of First Preference Shares, without nominal or par value

(b)	an unlimited number of Second Preference Shares, without nominal or par value

Issued and Outstanding

	2016		2015
First Preference Shares	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	(in millions)	(in thousands)	(in millions)
Series E	—	$—	7,994	$197
Series F	5,000	122	5,000	122
Series G	9,200	225	9,200	225
Series H	7,025	172	7,025	172
Series I	2,975	73	2,975	73
Series J	8,000	196	8,000	196
Series K	10,000	244	10,000	244
Series M	24,000	591	24,000	591
	66,200	$1,623	74,194	$1,820